Taxation - Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets [Abstract]
Net operating losses carried forward	$ 1,097	$ 296
Property, plant and equipment	210	92
Provisions	37	27
Intangibles	5	0
Pensions and stock options	3	1
Other	11	12
Gross deferred tax assets	1,363	428
Valuation allowance	(1,317)	(413)
Deferred tax assets, net of valuation allowance	46	15
Deferred Tax Liability [Abstract]
Unremitted earnings of subsidiaries	9	8
Intangibles	0	1
Gross deferred tax liabilities	9	9
Net deferred tax assets	$ 37	$ 6